EVENTS SUBSEQUENT TO THE REPORTING DATE	12 Months Ended
Dec. 31, 2018
Statements Line Items
EVENTS SUBSEQUENT TO THE REPORTING DATE [Text Block]

22. EVENTS SUBSEQUENT TO THE REPORTING DATE

Subsequent to the year ended December 31, 2018,

a)

The Company acquired 4,808,770 common shares of Norra Metals Corp. ("Norra") (TSX-V: NORA), representing a 9.9% equity stake in Norra pursuant to the sale of the Bleikvassli, Sagvoll and Meråker projects in Norway, and the Bastuträsk project in Sweden. The Company will retain a 3% NSR royalty on the projects. EMX has also been granted a 1% NSR royalty on Norra’s Pyramid project in British Columbia.

b)

The Company executed an exploration and option agreement for the Røstvangen property and Vakkerlien property in Norway with Playfair Mining Ltd. ("Playfair") (TSX-V: PLY). The agreement provides EMX with immediate share equity in Playfair, and upon Playfair's completion of the option terms and other consideration, a 9.9% interest in Playfair, a 3% NSR royalty on the projects, and advance royalty payments. Pursuant to the agreement, Playfair can earn a 100% interest in the project by the issuance of 3,000,000 common shares to EMX and performance of certain work during the option period.

c)	The Company received total proceeds of $554,520 from the exercise of 475,100 stock options.